SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

For the Wells Fargo Advantage Growth Balanced Fund and

the Wells Fargo Advantage Moderate Balanced Fund

(each a "Fund" and, collectively, "the Funds")

Effective September 30, 2013, the prospectuses are revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for each Fund are amended as follows:

Current language	Replacement language effective 9/30/13

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

For the Funds indicated below, the following sentence is added to the beginning of the sections entitled "Principal Investment Strategies":

Growth Balanced Fund	Moderate Balanced Fund
We seek to achieve the Fund's investment objective by allocation up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.	We seek to achieve the Fund's investment objective by allocation up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

For the Wells Fargo Advantage Growth Balanced Fund and

the Wells Fargo Advantage Moderate Balanced Fund

(each a "Fund" and, collectively, "the Funds")

Effective September 30, 2013, the prospectuses are revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for each Fund are amended as follows:

Current language	Replacement language effective 9/30/13

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

For the Funds indicated below, the following sentence is added to the beginning of the sections entitled "Principal Investment Strategies":

Growth Balanced Fund	Moderate Balanced Fund
We seek to achieve the Fund's investment objective by allocation up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.	We seek to achieve the Fund's investment objective by allocation up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.

(Wells Fargo Advantage Growth Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

We seek to achieve the Fund's investment objective by allocation up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.

(Wells Fargo Advantage Moderate Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

We seek to achieve the Fund's investment objective by allocation up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.